Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes

NOTE 9	INCOME TAXES

This note explains the Company’s income tax recovery and tax-related balances within the consolidated financial statements. The deferred tax section provides information on expected future tax payments.

Accounting Policies		Accounting Estimates and Judgments

The Company operates in a specialized industry and in several tax jurisdictions. As a result, its income is subject to various rates of taxation. Taxation on items recognized in the consolidated statements of earnings, other comprehensive income (“OCI”) or contributed surplus is recognized in the same location as those items.

Taxation on (loss) earnings is comprised of current and deferred income tax.

Estimates and judgments to determine the Company’s taxes are impacted by:

•  the breadth of the Company’s operations; and

•  global complexity of tax regulations.

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including:

•  negotiations with taxation authorities in various jurisdictions;

•  outcomes of tax litigation; and

•  resolution of disputes arising from federal, provincial, state and local tax audits.

Estimates and judgments are used to recognize the amount of deferred tax assets, which:

•  includes the probability that future taxable profit will be available to use deductible temporary differences, and could be reduced if projected earnings are not achieved or increased if earnings previously not projected become probable.

Current income tax is:	Deferred income tax is:

•  the expected tax payable on the taxable earnings for the year;

•  calculated using rates enacted or substantively enacted at the dates of the consolidated balance sheets in the countries where the Company’s subsidiaries, held for sale investees and equity-accounted investees operate and generate taxable earnings; and

•  inclusive of any adjustment to income tax payable or recoverable in respect of previous years.

•  recognized using the liability method;

•  based on temporary differences between financial statements’ carrying amounts of assets and liabilities and their respective income tax bases; and

•  determined using tax rates that have been enacted or substantively enacted by the dates of the consolidated balance sheets and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Uncertain income tax positions are accounted for using the standards applicable to current income tax liabilities and assets, i.e., both liabilities and assets are recorded when probable and measured at the amount expected to be paid to (recovered from) the taxation authorities using the Company’s best estimate of the amount.

Deferred income tax is not accounted for:

•  with respect to investments in subsidiaries and equity-accounted investees where the Company is able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and

•  if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

The realized and unrealized excess tax benefits from share-based payment arrangements are recognized in contributed surplus as current and deferred tax, respectively.

Deferred income tax assets are reviewed at each balance sheet date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

Income tax assets and liabilities are offset when:

For current income taxes, the Company has:	For deferred income taxes:
• a legally enforceable right to offset the recognized amounts [1] ; and • the intention to settle on a net basis or realize the asset and settle the liability simultaneously.

•  the Company has a legally enforceable right to set off current tax assets against current tax liabilities; and

•  they relate to income taxes levied by the same taxation authority on either: 1) the same taxable entity; or 2) different taxable entities intending to settle current tax liabilities and assets on a net basis, or realize assets and settle liabilities simultaneously in each future period. [2]

1  For income taxes levied by the same taxation authority and the authority permits the Company to make or receive a single net payment or receipt.

2  In which significant amounts of deferred tax liabilities or assets expected are to be settled or recovered.

Supporting Information

Income Taxes included in Net (Loss) Earnings from Continuing Operations

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to (loss) earnings before income taxes as follows:

	2018	2017

(Loss) earnings before income taxes
Canada	$(1,195)	$123
United States	619	(271)
Trinidad	98	95
Australia	96	–
Other	258	24

	$(124)	$(29)

Canadian federal and provincial statutory income tax rate	27%	27%

Income tax at statutory rates	$33	$8
Adjusted for the effect of:
Impact of foreign tax rates (US, Trinidad, Australia and other)	58	(25)
Production-related deductions	15	14
Non-taxable income	10	–
Foreign accrual property income	(15)	(3)
Impact of tax rate changes	–	187
Other	(8)	2

Income tax recovery included in net (loss) earnings from continuing operations	$93	$183

Total income tax recovery, included in net (loss) earnings from continuing operations, was comprised of the following:

	2018	2017

Current income tax
Tax expense for current year	$(195)	$(70)
Adjustments in respect of prior years	15	(20)

Total current income tax expense	(180)	(90)

Deferred income tax
Origination and reversal of temporary differences	283	69
Adjustments in respect of prior years	(12)	20
Impact of tax rate changes	–	187
Other	2	(3)

Total deferred income tax recovery	273	273

Income tax recovery included in net (loss) earnings from continuing operations	$93	$183

Income Tax Balances

Income tax balances within the consolidated balance sheets as at December 31 were comprised of the following:

Income Tax Assets (Liabilities)	Balance Sheet Location	2018	2017

Current income tax assets
Current	Receivables (Note 14)	$248	$24
Long-term	Other assets (Note 18)	36	64
Deferred income tax assets	Other assets (Note 18)	216	18

Total income tax assets		$500	$106

Current income tax liabilities
Current	Payables and accrued charges (Note 19)	$(47)	$(16)
Non-current	Other non-current liabilities	(64)	(43)
Deferred income tax liabilities	Deferred income tax liabilities	(2,907)	(2,205)

Total income tax liabilities		$(3,018)	$(2,264)

Deferred Income Taxes

In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated balance sheets as at December 31 and the amount of the deferred tax recovery (expense) recognized in net (loss) earnings from continuing operations were:

	Deferred Income Tax Assets (Liabilities)		Deferred Income Tax Recovery (Expense) Recognized in Net Earnings

	2018	2017	2018	2017

Deferred income tax assets
Asset retirement obligations and accrued environmental costs	$ 412	$ 120	$(11)	$(56)
Tax loss and other carryforwards	261	13	198	(105)
Pension and other post-retirement benefit liabilities	130	124	(44)	(22)
Long-term debt	110	–	(10)	–
Receivables	58	–	3	–
Inventories	54	4	13	(2)
Derivatives	17	13	(15)	–
Other assets	57	11	(18)	(11)
Deferred income tax liabilities
Property, plant and equipment	(3,218)	(2,441)	132	472
Goodwill and other intangible assets	(546)	(17)	31	–
Other liabilities	(26)	(14)	(6)	(3)

	$ (2,691)	$ (2,187)	$273	$273

Reconciliation of net deferred income tax liabilities:

	2018	2017

Balance, beginning of year	$ (2,187)	$ (2,453)
Merger impact (Note 3)	(776)	–
Income tax recovery recognized in net (loss) earnings from continuing operations	273	273
Income tax recovery recognized in net earnings from discontinued operations	17	–
Income tax charge recognized in OCI	(22)	(43)
Reclassified as held for sale	–	36
Other	4	–

Balance, end of year	$ (2,691)	$ (2,187)

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2018 were:

	Amount	Expiry Date

Unused operating losses	$1,083	2020 – Indefinite
Unused capital losses	$795	Indefinite
Unused investment tax credits	$46	2019 – 2037

The unused tax losses and credits with no expiry dates can be carried forward indefinitely.

As at December 31, 2018, the Company had $932 of tax losses for which it did not recognize deferred tax assets.

The Company has determined that it is probable that all recognized deferred tax assets will be realized through a combination of future reversals of temporary differences and taxable income.

The aggregate amount of temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized, as at December 31, 2018 was $8,710 (2017 – $5,252).